Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2022
Buildings [member]
IfrsStatementLineItems [Line Items]
Useful life (years)	10
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Useful life (years)	10
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Useful life (years)	5
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Useful life (years)	5
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Useful life (years)	6 - 10